SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of Presentation and Principles of Consolidation

The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). In the opinion of management, all adjustments (consisting of normal recurring adjustments) have been made that are necessary to present fairly the financial position, the results of its operations and cash flows. The consolidated financial statements include the accounts of the Company, and its subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

Reverse Stock Split: A one-for-ten reverse stock split of the Company’s issued and outstanding ordinary shares was effective on August 1, 2023 (the “Reverse Stock Split”). Except shares authorized, all share and per share information has been retroactively adjusted to give effect to the Reverse Stock Split for all periods presented, unless otherwise indicated.

(b) Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. The Company’s significant estimates include estimates used in going concern assessment, assessment of credit losses and obsolete inventories. Management makes these estimates using the best information available at the time the estimates are made; however actual results could differ from those estimates.

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NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(c) Economic, Pandemic, Political, and Currency Exchange Risks

All the Company’s revenue-generating operations are conducted in mainland China. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic, public health, and legal environments in the PRC, and by the general state of the PRC economy. The Company’s operations in the PRC are subject to special considerations and significant risks that are not typically pertaining to the companies in North America and Western Europe. These include risks associated with, among others, the political, economic, public health concerns with persistent outbreaks of COVID-19 infections in various regional localities, and legal environments, geopolitical influences, and foreign currency exchange, notably in recent events, where the government’s sudden interventions or modifications of the laws and regulations currently in effective could negatively impact the Company’s operations and financial results.

The functional currency of the Company is primarily Chinese Renminbi Yuan (“RMB”), which is not freely convertible into foreign currencies. The Company cannot guarantee that the current exchange rate will remain steady. Therefore, there is a possibility that the Company could post the same amount of profit for two comparable periods and yet, because of fluctuating exchange rates, record higher or lower profit depending on exchange rate of RMB. RMB converted to U.S. dollars on the relevant dates. The exchange rate could fluctuate depending on changes in the political and economic environment without notice.

(d) Cash and Cash Equivalents

The Company considers all highly liquid investments purchased and cash deposits with financial institutions with original maturities of three months or less to be cash equivalents. The Company had no cash equivalents other than bank and cash as of December 31, 2024 or 2023.

The Company maintains its bank accounts at credit worthy financial institutions and closely monitors the movements of its cash positions. As of December 31, 2024 and 2023, approximately $1.6 million and $1.3 million of cash, respectively, was held in bank accounts in Hong Kong and mainland China.

(e) Accounts Receivable, Accounts Receivable–related parties, and Concentration of Risk

Accounts receivable are recognized and carried at carrying amount less an allowance for credit loss, if any. The Company maintains an allowance for credit losses resulting from the inability of its customers to make required payments based on contractual terms. The Company reviews the collectability of its receivables on a regular and ongoing basis according to historical trend, and estimates its provision for expected credit losses on receivables aging analysis.

The Company estimates allowance for credit losses for the anticipation of future economic condition and credit risk indicators of customers. After all attempts to collect a receivable have failed, the receivable is written off against the allowance. In the event the Company recovers amounts previously reserved for, the Company will reduce the specific allowance for credit losses. The balance of allowance for credit losses for the year ended December 31, 2024 has decreased by approximately $17.9 million from the year ended December 31, 2023.

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NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Accounts receivable as at December 31, 2024 and 2023 are as follows:

	December 31, 2024	December 31, 2023
Accounts Receivable	$15,317,545	$19,471,159
Allowance for credit losses	(7,436,456)	(11,407,879)
Accounts Receivable, net	$7,881,089	$8,063,280
Accounts Receivable - related parties	$295,490	$14,814,842
Allowance for credit losses	(252,035)	(14,184,067)
Accounts Receivable - related parties, net	$43,455	$630,775

The normal credit term is ranging from 1 month to 3 months after the customers’ acceptance of data storage servers or software, and completion of advertising and other services, and ranging from 1 month to 6 months after the customers’ acceptance of ads display terminals. However, because of various factors related to the business cycle, the actual collection of outstanding accounts receivable may be beyond the normal credit terms.

The allowance for credit losses at December 31, 2024 and 2023, totaled approximately $7.7 million and $25.6 million, respectively, representing management’s best estimate. The following table describes the movements for allowance for credit losses during the years ended December 31, 2024 and 2023:

Balance at January 1, 2023	$25,484,295
Increase in allowance for credit losses	794,087
Foreign exchange difference	(686,436)
Balance at December 31, 2023	$25,591,946
Increase in allowance for credit losses	2,646,969
Amounts recovered during the year	(62,786)
Decrease from dissolution of a subsidiary	(1,122)
Amounts written off as uncollectible	(19,505,099)
Foreign exchange difference	(981,417)
Balance at December 31, 2024	$7,688,491

(f) Advances to Suppliers

Advances to suppliers include but are not limited to cash deposits for the purchase of inventory items and super-computing server machines from suppliers. As of December 31, 2024 and 2023, the increase in allowance for credit losses for advances to suppliers was approximately $1.4 million and $0.3 million, respectively.

(g) Advances from Customers and Related Parties

Advances from customers and related parties represent cash received from customers and related parties as advance payments for the purchases of the Company’s products and services.

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NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(h) Fair Value and Fair Value Measurement of Financial Instruments

Management has estimated that carrying amounts reported in the consolidated balance sheets for cash, accounts receivable, accounts receivable – related parties, advances to suppliers, other current assets, other non-current assets, short-term bank loans, long-term bank loans, accounts payable, advances from customers, advances from customers - related parties, accrued payroll and benefits, other payables and accrued expenses, income taxes payable, and due to related parties approximate their fair market value based on the short-term maturity of these instruments.

(i) Fair Value Accounting

Financial Accounting Standards Board (FASB) Accounting Standards Codifications (ASC) 820-10 “Fair Value Measurements and Disclosures”, establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). As required by FASB ASC 820-10, assets are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The three levels of the fair value hierarchy under FASB ASC 820-10 are described below:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2	Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and
Level 3	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

(j) Inventories, net

Inventories are valued at the lower of cost (weighted average basis) and net realizable value. Net realizable value is the expected selling price in the ordinary course of business minus any costs of completion, disposal, and transportation to make the sale.

The Company performs an analysis of slow-moving or obsolete inventory periodically and any necessary valuation reserves, which could potentially be significant, are included in the period in which the evaluations are completed. Any inventory impairment results in a new cost basis for accounting purposes.

(k) Property, equipment and software

Property, equipment and software are stated at cost less accumulated amortization and depreciation. Amortization and depreciation are provided over the assets’ estimated useful lives, using the straight-line method. Estimated useful lives of property, equipment and software are as follows:

Office buildings	20-50 years
Lease improvement	Shorter of lease term or assets lives
Electronics equipment, furniture and fixtures	3-5 years
Motor vehicles	5 years
Purchased software	5 years
Media display equipment	5 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss are included in the Company’s results of operations.

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NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(l) Cryptocurrencies

Cryptocurrencies held, including Bitcoin and Ethereum, are accounted for as intangible assets with indefinite useful lives. An intangible asset with an indefinite useful life is not amortized but assessed for impairment annually, or more frequently, when events or changes in circumstances occur indicating that it is more likely than not that the indefinite-lived asset is impaired. Impairment exists when the carrying amount exceeds its fair value, which is measured using the quoted price of the cryptocurrency at the time its fair value is being measured. If the carrying amount of the cryptocurrency exceeds its fair value, the Company recognizes an impairment loss in an amount equal to that excess. Subsequent reversal of impairment losses is not permitted.

There are no cash flows from cryptocurrencies included in net cash used in operating activities since the revenue recognized from mining is a noncash activity. The sales of cryptocurrencies are included within investing activities in the consolidated statements of cash flows and any realized gains or losses from such sales are included in other income (expense) in the consolidated statements of operations. The Company accounts for its gains or losses in accordance with the first in first out (FIFO) method of accounting.

Upon disposal of cryptocurrencies, the Company will evaluate whether the control of the cryptocurrencies is transferred in accordance with ASC 610-20. The control over the cryptocurrencies disposed will transfer at the same time of the disposal, hence the cryptocurrencies transferred will be derecognized at the same time of the disposal. The gain or loss on disposal is calculated as the difference between the consideration allocated to each distinct cryptocurrency and its carrying amount.

The Company had ceased the operation of cryptocurrency mining business by December 2022.

(m) Business combination

In accordance with ASC 805, the Company applies acquisition method to account for business combination. The acquisition method requires that the fair value of the underlying exchange transaction is used to establish a new accounting basis of the acquired entity upon the acquirer taking control over the acquiree. Furthermore, because of obtaining control the acquirer is responsible and accountable for all of the acquiree’s assets, liabilities and operations, the acquirer recognizes and measures the assets acquired and liabilities assumed at their full fair values as of the date control is obtained, which may result in goodwill, when purchase consideration exceeds the net of fair value of the assets acquired and liabilities assumed, or a bargain purchase gain, when the net of fair value of the assets acquired and liabilities assumed exceeds the purchase consideration, regardless of the percentage ownership in the acquiree or how the acquisition was achieved.

(n) Disposal of subsidiary

The Company deconsolidates a subsidiary upon the loss of control, the related subsidiary’s assets (including goodwill), liabilities, non-controlling interest and other components of equity are de-recognized. This may mean that amounts previously recognized in other comprehensive income are reclassified to profit or loss.

Any consideration received is recognized at fair value. Any resultant gain or loss is recognized in the Statement of Operations.

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NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(o) Long-term investment

The Company’s long-term investment consists of investments accounted for under the equity method and equity investments without readily determinable fair value. Pursuant to ASC 321, equity investments, except for those accounted for under the equity method, those that result in consolidation of the investee and certain other investments, are measured at fair value, and any changes in fair value are recognized in earnings. For equity securities without readily determinable fair value and do not qualify for the existing practical expedient in ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) to estimate fair value using the net asset value per share (or its equivalent) of the investment, the Company elected to measure those investments at cost, less any impairment (if applicable plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer).

For equity investments that the Company elects to measure at cost, less any impairment, the Company makes a qualitative assessment considering impairment indicators to evaluate whether investments are impaired at each reporting date. Impairment indicators considered include, but are not limited to, a significant deterioration in the earnings performance or business prospects of the investee, including factors that raise significant concerns about the investee’s ability to continue as a going concern, a significant adverse change in the regulatory, economic, or technologic environment of the investee and a significant adverse change in the general market condition of either the geographical area or the industry in which the investee operates. If a qualitative assessment indicates that the investment is impaired, the entity has to estimate the investment’s fair value in accordance with the principles of ASC 820. For equity investments without readily determinable fair value, the Company uses Level 3 inputs of fair value accounting in accordance with ASC 820-10 and recognizes impairment loss other than temporary in the statement of operations equal to the difference between its initial investment and its proportional share of the net book value of the investee’s net assets which approximates its fair value.

For impairment on equity investments without readily determinable fair value, the Company uses Level 3 inputs of fair value accounting in accordance with ASC 820-10 and recognizes impairment loss in the statement of operations equal to the difference between its initial investment and its proportional share of the net book value of investee’s net assets which approximates its fair value if those are determined to be other than temporary.

(p) Convertible promissory note

The Company determines the appropriate accounting treatment of its convertible debts in accordance with the terms in relation to conversion features. After considering the impact of such features, the Company may account for such instrument as a liability in its entirety, or separate the instrument into debt and equity components following the guidance described under ASC 815 Derivatives and Hedging and ASC 470 Debt. The debt discount, if any, together with related issuance cost are subsequently amortized as interest expense over the period from the issuance date to the earliest conversion date or stated redemption date. The Company presented the issuance cost of debt in the balance sheet as a direct deduction from the related debt.

(q) Impairment of Long-Lived Assets

Long-lived assets held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of assets may not be recoverable. It is reasonably possible that these assets could become impaired as a result of technology or other industry changes. Recoverability of assets to be held and used is determined by comparing their carrying amount with their expected future net undiscounted future cash flows from the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by how much the carrying amount exceeds the fair value of the assets. There were impairment charges of approximately $1,468,000 for the year ended December 31, 2022, and no impairment charges for the years ended December 31, 2023 and 2024. Assets held for disposal, if any, are reported at the lower of the carrying amount or fair value less costs to sell.

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NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(r) Operating leases - Right-of-use assets and lease liabilities

The Company accounts for leases under ASC 842 “Leases”, and also elects practical expedient not to separate non-lease component from lease components in accordance with ASC 842-10-15-37 and instead to account for each separate lease component and the non-lease components associated with that lease component as a single lease component. The Company also elects the practical expedient not to recognize lease assets and lease liabilities for leases with a term of 12 months or less.

The Company recognized a lease liability and corresponding right-of-use asset based on the present value of minimum lease payments discounted at the Company’s incremental borrowing rate. The Company records amortization and interest expense on a straight-line basis based on lease terms and reduces lease liabilities upon making lease payments.

(s) Revenue Recognition

In accordance with the ASC 606, the Company recognizes revenues net of applicable taxes, when goods or services are transferred to customers in an amount that reflects the consideration to which the Company expects to receive in exchange for those goods or services.

The Company generates its revenues primarily from four sources: (1) product sales, (2) software sales, (3) advertising and (4) other sales. Revenue is recognized when obligations under the terms of a contract with our customers are satisfied, generally, upon delivery of the goods and services.

Revenue - Products

Product revenues are generated primarily from the sale of Cloud-Application-Terminal based digital ads display terminals with integrated software essential to the functionality of the hardware to our customers (inclusive of related parties), high-end data storage servers, and supercomputing servers. Although manufacturing of the products has been outsourced to the Company’s Original Equipment Manufacturer (OEM) suppliers, the Company has acted as the principal of the contract. The Company recognized the product sales at the point of delivery. Product sales are classified as “Revenue-Products” on the Company’s consolidated statements of operations.

Revenue - Software

The Company designs, develops and provide subsequent upgrades and maintenances for software products. Software development usually includes developing software, integrating various isolated software systems into one, testing the software. The design and build process, together with the integration of the various elements, are generally determined to be essential to the functionality of the delivered software. The Company recognized the software sales for developing software at the point of delivery, and recognized the software revenue for software maintenance and upgrade services on a straight-line basis over the contracted service period.

The Company usually completes the software development in one-off and recognizes the revenue at the point of delivery of service because the Company does not have an enforceable right to payment for performance completed to date. Revenues from software development contracts are classified as “Revenue-Software” on the Company’s consolidated statements of operations.

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NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Revenue - Advertising

The Company generates revenues primarily from providing advertising slots to customers to promote their businesses by broadcasting advertisements on identifiable digital ads display terminals and vehicular ads display terminals in different geographic regions and locations through a cloud-based new media sharing platform. The Company also contracts individuals to promote special events or for various occasions. The Company is only obligated to broadcast the advertisements to the contracted digital ads display terminals, and therefore allocates 100% of the transaction price to advertisement broadcasting. The transaction price for advertisement broadcasting is fixed based on the numbers of advertisement delivery and duration of the contract, and has no variable consideration, or significant financing component, or subsequent price change, and is not refundable.

The Company recognizes the revenues, net of applicable taxes, from advertisement broadcasting contracts with customers over the contracted advertising duration.

The Company also generates its advertising revenue through facilitating internet promotion advertising service and recognizes the revenue over the contracted advertising duration. The Company provides advertising services to customers for promotion of their brands and products through internet. For the network promotion advertising contracts, the Company generally recognizes revenue over time, because the customer simultaneously receives and consumes the benefits as the Company performs throughout a fixed contract term.

Revenue - Cryptocurrency mining

The Company has entered into digital asset mining pools by executing contracts with the mining pool operators to provide computing power to the mining pool. The contracts are terminable under certain circumstances. Both the Company and the mining pool operator have the right to terminate the contract at any time, with or without clause, and without compensation. In exchange for providing computing power, the Company is entitled to a fractional share of the fixed cryptocurrency awards the mining pool operator receives (less digital asset transaction fees to the mining pool operator, if any.) for successfully adding a block to the blockchain. The Company’s fractional share is based on the proportion of computing power the Company contributed to the mining pool operator to the total computing power contributed by all mining pool participants in solving the current algorithm. The contract first exists upon the successful placement of a block on the blockchain by the pool operator because that is the point when the parties have performed their contract obligation and neither party can unilaterally terminate the contract without compensating the other party.

Providing computing power in digital asset transaction verification services is an output of the Company’s ordinary activities. The provision of providing such computing power is the only performance obligation in the Company’s contract with mining pool operator.

The transaction consideration the Company receives, if any, is noncash consideration, which the Company measures at fair value using the quoted price from principal market of the related cryptocurrency on the date received, which is not materially different than the fair value at the contract inception or at the time the Company has earned the award from the pools. The consideration is variable. Because it is not probable that a significant reversal of cumulative revenue will not occur (ASC 606-10-32-11), the consideration is constrained until the mining pool operator successfully places a block (by being the first to solve an algorithm), and the Company receives confirmation of the consideration it will receive, at which time revenue is recognized. There is no financing component, nor allocation of transaction price in these transactions.

The Company had ceased the operation of cryptocurrency mining business by December 2022, and there is no Revenue - Cryptocurrency mining for the years ended December 31, 2023 and 2024.

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NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Revenue - Other

The Company also reports other revenue which comprises revenue generated from System upgrade and technical support services, platform service fee, and rental income.

System upgrade and technical support revenue is recognized when performance obligations are satisfied upon completion of the services. Platform service fee is charged based on number of the display terminals used by the customers or a percentage of advertising revenue generated by the display terminals. Platform service revenue is recognized on a monthly basis over the contract period.

The Company follows ASC 842 – Leases that requires lessor to identify the underlying assets and allocate rental income among considerations in lease and non-lease components. The Company owns two units of office space renting out to a third party with lease term of two years starting from May 1, 2022 to April 30, 2024, which is extended by two years to April 30, 2026, and another third party with lease term of three years starting from January 1, 2024 to December 31, 2026, respectively. The lease agreements have fixed monthly rental payments, and no non-lease component or option for lessees to purchase the underlying assets. The Company collects monthly rental payments from the lessees, and has generated approximately $264,000 and $251,000 rental income for the year ended December 31, 2024, and 2023, respectively.

Annual minimum rental income to be received in the next 5 years:
2025	263,951
2026	99,109
Total	363,060

Contract balances

The Company records advances from customers when cash payments are received or due in advance of our performance. For the year ended December 31, 2024, 2023 and 2022, the Company recognized revenue of $699,000, $290,000 and $232,000, respectively, that was included in the advances from customers balance at the beginning of each reporting period.

Practical expedients and exemptions

The Company generally expenses sales commissions if any incurred because the amortization period would have been one year or less.

The Company does not disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less.

(t) Cost of Sales - advertising and cost of cryptocurrencies

The cost of sales for advertising revenue mainly comprises of direct costs of generating advertising revenue including lease expense for the wall space, to where the ads display terminal to be installed, installation costs of ads display terminals, depreciation of display termination, labor, and other related expenses.

The cost of sales for cryptocurrencies revenue consists primarily of direct costs of earning Bitcoin and Ethereum related to mining operations, including mining platform fees, mining pool fees, mining facility rental fees, electric power costs, other utilities, depreciation of mining machines, labor, insurance, and among other ancillary costs.

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NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

The Company had ceased the operation of cryptocurrency mining business by December 2022.

(u) Stock-based compensation

The Company applies ASC No. 718, “Compensation-Stock Compensation”, which requires that share-based payment transactions with employees, such as share options, be measured based on the grant date fair value of the equity instrument and recognized as compensation expense over the requisite service period, with a corresponding addition to equity. Under this method, compensation cost related to employee share options or similar equity instruments is measured at the grant date based on the fair value of the award and is recognized over the period during which an employee is required to provide service in exchange for the award, which generally is the vesting period.

The Company adopted ASU 2018-07, Compensation-Stock Compensation (Topic: 718): Improvements to Nonemployee Share-Based Payment Accounting on January 1, 2019, to account for stock-based compensation to goods and services provided by the third parties. The fair value of the equity awards to nonemployee are measured on the grant day. Under this guidance, compensation cost related to nonemployee share options or similar equity instruments is recognized in the same period and in the same manner (i.e. capitalize or expense) the entity would if it paid cash for the goods or services.

During the year ended December 31, 2024, 2023, and 2022, the Company recognized approximately $956,400, $1,564,000, and $23,100, respectively, of stock-based compensation expense.

(v) Foreign Currency Translation

The functional currency of the US and BVI companies is the United States dollar. The functional currency of the Company’s Hong Kong subsidiaries is the Hong Kong dollar.

The functional currency of the Company’s PRC subsidiaries is the Chinese Renminbi Yuan, (“RMB”). RMB is not freely convertible into foreign currencies. The Company’s PRC subsidiaries’ financial statements are maintained in the functional currency. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at rates of exchange prevailing at the balance sheet date. Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transactions. Exchange gains or losses arising from foreign currency transactions are included in the determination of profit or loss for the respective periods.

For financial reporting purposes, the financial statements of the Company have been translated into United States dollars. Assets and liabilities are translated at exchange rates at the balance sheet dates, revenue and expenses are translated at average exchange rates, and equity is translated at historical exchange rates. Any resulting translation adjustments are not included in determining profit or loss but are included in other comprehensive income or loss, a component of equity.

The exchange rates adopted are as follows:

	December 31, 2024	December 31, 2023
Year-end RMB to US$ exchange rate	7.2995	7.0898
Average yearly RMB to US$ exchange rate	7.1905	7.0723
Year-end HKD to US$ exchange rate	7.7655	7.8081
Average yearly HKD to US$ exchange rate	7.8024	7.8284

The average yearly RMB to US$ exchange rate adopted for the year ended December 31, 2022 was 6.7190.

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NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

No representation is made that the RMB amounts and HKD amounts could have been, or could be, converted into United States dollars at the rates used in translation.

(w) Research & Development Expenses

The Company follows the guidance in FASB ASC 985-20, Cost of Software to Be Sold, Leased or Marketed, regarding software development costs to be sold, leased, or otherwise marketed.

FASB ASC 985-20-25 requires research and development costs for software development to be expensed as incurred until the software model is technologically feasible. Technological feasibility is established when the enterprise has completed all planning, designing, coding, testing, and identification of risks activities necessary to establish that the product can be produced to meet its design specifications, features, functions, technical performance requirements. A certain amount of judgment and estimation is required to assess when technological feasibility is established, as well as the ongoing assessment of the recoverability of capitalized costs. The Company’s products reach technological feasibility shortly before the products are released and sold to the public. Therefore, research and development costs are generally expensed as incurred.

(x) Subsidy Income

Subsidy income mainly represents income received from various local governmental agencies in China for developing high technology products in the fields designated by the government as new and highly innovative. The Company has no continuing obligation under the subsidy provision. The Company recognizes subsidy income upon receipt of official grant notice from local government authorities.

(y) Sales, use, other value-added taxes, and income taxes

Revenue is recorded net of applicable sales, use, and value-added taxes.

Income taxes are provided on an asset and liability approach for financial accounting and reporting of income taxes. Deferred income taxes are recognized for all significant temporary differences at enacted rates and classified as non-current in the financial statements. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion, or all of, the deferred tax assets will not be realized. The Company classifies interest and/or penalties related to unrecognized tax benefits, if any, as a component of income tax expense.

The Company applies the provisions of ASC No. 740 “Income Taxes” (“ASC 740”), which clarifies the accounting for uncertainty in income taxes recognized by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC 740 also provides accounting guidance on de-recognition, classification, interest and penalties, and disclosure.

(z) Discontinued Operations

The Company follows “ASU 2014-08, Presentation of Financial Statements (Topic 205) and Property, Plant and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity” for reporting discontinued operations. Under the revised standard, a discontinued operation must represent a strategic shift that has or will have a major effect on an entity’s operations and financial results. Examples could include a disposal of a major line of business, a major geographical area, a major equity method investment, or other major parts of an entity. The revised standard also allows an entity to have certain continuing cash flows or involvement with the component after the disposal. Additionally, the standard requires expanded disclosures about discontinued operations that will provide financial statement users with more information about the assets, liabilities, income, and expenses of discontinued operations.

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NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(aa) Segment reporting

Segment information is consistent with how the Chief Operating Decision Maker, i.e., the Directors of the Company, review the businesses, make investing and resource allocation decisions and assess operating performance. Transfers and sales between reportable segments, if any, are recorded at cost.

The Company reports financial and operating information in the following three segments:

(1)	Cloud-based Technology (CBT) segment — It includes the Company’s cloud-based products, high-end data storage servers and related services sold to private sectors including new media, healthcare, education and residential community management, and among other industries and applications. In this segment, the Company generates revenues from the sales of hardware and software total solutions with proprietary software and content as well as from designing and developing software products specifically customized for private sector customers’ needs for a fixed price. The Company includes the revenue and cost of revenue of high-end data storage servers in the CBT segment. Advertising services is included in the CBT segment, after the Company consummated the acquisition of TNM. Advertisements are delivered to the ads display terminals and vehicular ads display terminals through the Company’s cloud-based new media sharing platform. Incorporation of advertising services complements the Company’s out-of-home advertising business strategy.

(2)	Blockchain Technology (BT) segment — The BT segment is the Company’s newly formed business sector in 2021. Cryptocurrency mining is the first initiative implemented in the BT segment. However, due to the decreased output and the highly volatile cryptocurrency market, the Company had ceased the operation of the BT segment by December 2022.

(3)	Traditional Information Technology (TIT) segment — The TIT segment includes the Company’s project-based technology products and services sold to the public sector. The solutions the Company has sold primarily include Geographic Information Systems (GIS), Digital Public Security Technology (DPST), and Digital Hospital Information Systems (DHIS). In this segment, the Company generates revenues from sales of hardware and system integration services. As a result of the business transformation, the TIT segment is gradually being phased out in 2021.

For more information regarding our operating segments, see Note 20 (Consolidated Segment Data).

(ab) Recent Accounting Pronouncements

In June 2022, the FASB issued ASU 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The update clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The update also clarifies that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. The update also requires certain additional disclosures for equity securities subject to contractual sale restrictions. The amendments in this update are effective for the Company beginning January 1, 2024 on a prospective basis. The Company adopted this ASU from January 1, 2024, which did not have a material impact on the Company’s consolidated financial statements.

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

In November 2023, the FASB issued ASU No. 2023-07, Improvements to Reportable Segment Disclosures (Topic 280). This ASU updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of a segment’s profit or loss. This ASU also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources. The ASU is effective for annual periods beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Adoption of the ASU should be applied retrospectively to all prior periods presented in the financial statements. The Company adopted this ASU from January 1, 2024, which did not have a material impact on the Company’s consolidated financial statements.

In December 2023, the FASB issued ASU No. 2023-09, Improvements to Income Tax Disclosures (Topic 740). The ASU requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The ASU is effective on a prospective basis for annual periods beginning after December 15, 2024. Early adoption is also permitted for annual financial statements that have not yet been issued or made available for issuance. This ASU will result in the required additional disclosures being included in our consolidated financial statements, once adopted. This ASU is currently not expected to have a material impact on the Company’s consolidated financial statements.

In November 2024, the FASB issued ASU No. 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40). This ASU requires disclosure, in the notes to financial statements, of specified information about certain costs and expenses. A reporting entity is required to 1) disclose the amounts of (a) purchases of inventory, (b) employee compensation, (c) depreciation, (d) intangible asset amortization, and (e) depreciation, depletion, and amortization recognized as part of oil and gas-producing activities (DD&A) (or other amounts of depletion expense) included in each relevant expense caption. A relevant expense caption is an expense caption presented on the face of the income statement within continuing operations that contains any of the expense categories listed in (a)–(e); 2) include certain amounts that are already required to be disclosed under current generally accepted accounting principles in the same disclosure as the other disaggregation requirements; 3) disclose a qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively, and 4) disclose the total amount of selling expenses and, in annual reporting periods, an entity’s definition of selling expenses. The ASU is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is in the process of assessing the impact of this ASU on the Company’s consolidated financial statements.

In November 2024, the FASB issued ASU 2024-04, Debt—Debt with Conversion and Other Options (Subtopic 470-20). The amendments in this ASU clarify the requirements for determining whether certain settlements of convertible debt instruments should be accounted for as an induced conversion. The amendments are effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Company is in the process of assessing the impact of the amendments on the Company’s consolidated financial statements.

The Company has considered all other recently issued accounting pronouncements and does not believe that the adoption of such pronouncements will have a material impact on the consolidated financial statements.